Inventories - Continuity of Obsolescence Reserve for Inventory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Inventory Disclosure [Abstract]
Beginning balance	$ 2,144	$ 2,746	$ 2,514
Additional charges	496	626	1,545
Deductions	(954)	(1,228)	(1,313)
Ending balance	$ 1,686	$ 2,144	$ 2,746